Summary of Significant Accounting Policies (Details Narrative)		1 Months Ended	12 Months Ended
	Jun. 17, 2015	Jun. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($)
Unsecured consumer loan term			5 years
Credit facility			$ 0	$ 2,230,000
Number of loan delinquent | Integer			111
Total delinquent loan balance			$ 543,054
Impaired loans charged off percentage			100.00%
Impaired Loans description			The Company assesses loans for impairment individually when a loan is 91 days past due. The Company defines impaired loans as bankrupt accounts and accounts that are 184 days or more past due. In accordance with the Company's charge-off policy, once a loan is deemed uncollectible, 100% of the remaining balance is charged-off. Loans can also be charged off when deemed uncollectable due to consumer specific circumstances.
Accumulated amortization of loan			$ 205,485	127,704
Advertising cost			$ 950,905	459,804
Reverse split	100-for-1
Minimum [Member]
Unsecured consumer loan term			3 years
Maximum [Member]
Unsecured consumer loan term			5 years
Loan One [Member]
Unsecured consumer loans			$ 5,000	2,000
Loan Two [Member]
Unsecured consumer loans			10,000	3,000
Loan Three [Member]
Unsecured consumer loans				5,000
Loan Four [Member]
Unsecured consumer loans				$ 10,000
Product Offering Loan [Member]
Unsecured consumer loans		$ 5,000
Unsecured consumer loan term		5 years
Mr. Amazing Loans [Member]
Unsecured consumer loans			$ 5,000
Unsecured consumer loan term			5 years